Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Jan. 03, 2023 USD ($)	Dec. 28, 2021 USD ($)	Dec. 29, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the Company’s “pay versus performance” disclosure below. This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Per SEC rules, CAP was created by adjusting the Summary Compensation Table (“SCT”) total values for the applicable year as described in the footnotes to the following table. Please refer to our Compensation Discussion and Analysis section for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
The following table sets forth information concerning the compensation of our Named Executive Officers (“NEOs”) for each of the fiscal years ended December 29, 2020, December 28, 2021 and January 3, 2023, and our financial performance for each such fiscal year:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	CAP to PEO ($)(2)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (millions$)	Company Selected Measure: Adjusted EBITDAR (millions $)(4)
2022	7,181,744	3,567,483	1,802,879	1,203,895	86.27	95.9	43	418
2021	7,375,204	8,556,512	1,877,590	2,038,099	103.24	122.1	72	450
2020	5,914,037	10,736,376	1,398,299	2,123,579	96.26	125.5	(253)	173

(1)
The Principal Executive Officer (“PEO”) in all three reporting years is our CEO, David Overton. The NEOs in all three reporting years are David M. Gordon, Matthew E. Clark, Scarlett May and Keith T. Carango.

(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in each of fiscal 2022, 2021 and 2020, reflect the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change from Beginning of Fiscal Year to End of Fiscal Year in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change in Fair Value from Beginning of Fiscal Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
2020	5,914,037	4,496,932	7,717,902	1,802,588	(201,219)	—*	10,736,376
Average Non PEO NEOs
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
2020	1,398,299	736,073	1,192,739	293,102	(24,489)	—*	2,123,579
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on the expected dividend rate as of the date of the applicable revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended January 3, 2023 and prior fiscal years.
*
Dividends paid in 2020 are captured in the “All Other Compensation” column of the SCT and thus are not additionally captured in this table.

(3)
For the relevant fiscal year, represents the cumulative total shareholder return indexed to $100 per share of the S&P 600 Restaurants Index.

(4)
Adjusted EBITDAR is a non-GAAP measure and is defined and reconicled from GAAP net income in Appendix A of this proxy statement.

Company Selected Measure Name	AdjustedEBITDAR
Named Executive Officers, Footnote [Text Block]
(1)
The Principal Executive Officer (“PEO”) in all three reporting years is our CEO, David Overton. The NEOs in all three reporting years are David M. Gordon, Matthew E. Clark, Scarlett May and Keith T. Carango.

Peer Group Issuers, Footnote [Text Block]	(3) For the relevant fiscal year, represents the cumulative total shareholder return indexed to $100 per share of the S&P 600 Restaurants Index.
PEO Total Compensation Amount	$ 7,181,744	$ 7,375,204	$ 5,914,037
PEO Actually Paid Compensation Amount	$ 3,567,483	8,556,512	10,736,376
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in each of fiscal 2022, 2021 and 2020, reflect the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change from Beginning of Fiscal Year to End of Fiscal Year in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change in Fair Value from Beginning of Fiscal Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
2020	5,914,037	4,496,932	7,717,902	1,802,588	(201,219)	—*	10,736,376
Average Non PEO NEOs
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
2020	1,398,299	736,073	1,192,739	293,102	(24,489)	—*	2,123,579

Non-PEO NEO Average Total Compensation Amount	$ 1,802,879	1,877,590	1,398,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,203,895	2,038,099	2,123,579
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in each of fiscal 2022, 2021 and 2020, reflect the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change from Beginning of Fiscal Year to End of Fiscal Year in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)	Plus (Minus) Change in Fair Value from Beginning of Fiscal Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
2020	5,914,037	4,496,932	7,717,902	1,802,588	(201,219)	—*	10,736,376
Average Non PEO NEOs
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
2020	1,398,299	736,073	1,192,739	293,102	(24,489)	—*	2,123,579

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List.   We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended January 3, 2023:
•
Adjusted EBITDAR;

•
Revenue growth;

•
Adjusted average annual sales per productive square foot; and

•
Adjusted annual controllable profit.

For additional details regarding our most important financial performance measures, please see the section titled “Compensation Discussion and Analysis-Principal Elements of Compensation” in this Proxy Statement.

Total Shareholder Return Amount	$ 86.27	103.24	96.26
Peer Group Total Shareholder Return Amount	95.9	122.1	125.5
Net Income (Loss)	$ 43,000,000	$ 72,000,000	$ (253,000,000)
Company Selected Measure Amount	418	450	173
PEO Name	David Overton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAR
Non-GAAP Measure Description [Text Block]	(4) Adjusted EBITDAR is a non-GAAP measure and is defined and reconicled from GAAP net income in Appendix A of this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted average annual sales per productive square foot
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted annual controllable profit
PEO [Member] | Equity Awards Adjustments Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,301,316	$ 5,099,931	$ 4,496,932
PEO [Member] | Equity Awards Adjustments Of Fair Value of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At End Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,337,067	3,871,411	7,717,902
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,049,619)	337,172	1,802,588
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	300,636	2,072,656	(201,219)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,971
Non-PEO NEO [Member] | Equity Awards Adjustments Minus SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	904,085	869,091	736,073
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value of Equity Awards Granted During Fiscal Year That Are Outstanding And Unvested At End Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	739,642	659,744	1,192,739
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(488,921)	57,936	293,102
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,398	$ 311,920	$ (24,489)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,982